April 1, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Smead Funds Trust (the “Trust”) Securities Act File No. 333-197810 Investment Company Act File No. 811-22985

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus and Statement of Additional Information, each dated March 30, 2026, for Investor Class Shares, Class A Shares, Class C Shares, Class I1 Shares, Class I2 Shares, Class R1 Shares, Class R2 Shares and Class Y Shares for the Smead Value Fund and the Investor Class shares, Class A shares, Class C shares, Class I1 shares, Class I2 shares and Class Y shares for the Smead International Value Fund, do not differ from those contained in Post-Effective Amendment No. 25 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on March 26, 2026 (Accession # 0001193125-26-125987).

If you have any questions, please contact me at (602) 889-3663.

Very truly yours,

/s/Brian Briggs

Brian Briggs

Chief Compliance Officer

Smead Funds Trust

cc: Cole Smead

Pamela M. Krill, Esq.

Emma Janicki, Esq.

NTAC:3NS-20